Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	As of December 31, 2025	As of December 31, 2024
Accounts receivable	$6,797,096	$7,768,381

Schedule of Allowance For Doubtful Accounts

Changes in allowance for credit losses are as follows:

	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
Beginning balance	$—	$42,266	$24,382
Addition	—	—	18,630
Reversals	—	(43,797)	—
Currency translation	—	1,531	(746)
Ending balance	$—	$—	$42,266